Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits
Schedule of maturities of total time deposits
(in thousands)	2013	2012
Due within:
One year	$231,644	$280,477
Two years	58,844	65,220
Three years	30,767	23,482
Four years	12,662	11,984
Five years	16,087	12,139
Total	$350,004	$393,302

Schedule of maturities of certificates and other time deposits in denominations of $100,000 or more

(in thousands)	2013	2012
Due within:
Three months or less	$32,647	$37,166
Over three months through six months	14,435	18,690
Over six months through twelve months	27,055	33,265
Over twelve months	37,530	31,656
Total	$111,667	$120,777